Property Plant and Equipment	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property Plant and Equipment

8. PROPERTY, PLANT AND EQUIPMENT

As of June 30, 2018 and December 31, 2017, property, plant and equipment consist of:

	June 30,	December 31,
	2018	2017
	(Unaudited)
Office buildings	$4,963,371	$5,177,737
Electronic equipment, furniture and fixtures	11,328,333	11,422,706
Motor vehicles	304,400	333,769
Purchased software	11,885,780	10,998,174
	28,481,884	27,932,386
Less: accumulated depreciation	(17,190,599)	(16,101,688)
Property, plant and equipment, net	$11,291,285	$11,830,698

Depreciation expenses for the six months ended June 30, 2018 and 2017 were approximately $1.5 million and $0.9 million, respectively.

Management regularly evaluates property, plant and equipment for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, plant and equipment exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, plant and equipment.

Based on the test of recoverability and the estimated fair value, management determined no impairment for the six months ended June 30, 2018 and 2017.